Other income - net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Income Expense [Abstract]
Summary of Other Income

Other expenses (incomes) are comprised of the following as of December 31, 2020, 2021 and 2022:

	2020		2021		2022
Recovery insurance	Ps.	(9,063)	Ps.	(5,885)	Ps.	(4,946)
Sale of fixed assets		(2,900)		(2,062)		(7,001)
Cancellation of non-exigible liabilities		—		-		(17,784)
and provisions		(21,149)		(23,264)		(36,514)
Total other income		(33,112)		(31,211)		(66,245)

Repair of damage from natural disasters		—		9,346		3,105
Cost of retirement and disposal of fixed assets		—		—		21,382
Donation		4,000		207		60
Other expenses		16,386		13,427		15,271
Total other expenses		20,386		22,980		39,818
Other expense (income) – Net	Ps.	(12,726)	Ps.	(8,231)	Ps.	(26,427)